UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 6.8%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.7%
Altria Group, Inc., 8.50%, 11/10/13	$1,000	$1,060,737

		$1,060,737

Beverages — 1.5%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$1,000	$1,188,560
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	1,200	1,207,296

		$2,395,856

Commercial Services — 0.7%
Western Union Co. (The), 6.50%, 2/26/14	$1,000	$1,059,911

		$1,059,911

Electric — 0.9%
PPL Energy Supply, LLC, 6.50%, 5/1/18	$1,200	$1,431,925

		$1,431,925

Entertainment — 0.8%
International Game Technology, 7.50%, 6/15/19	$1,100	$1,311,818

		$1,311,818

Office Equipment/Supplies — 0.8%
Xerox Corp., 6.40%, 3/15/16	$1,150	$1,295,215

		$1,295,215

Oil & Gas — 0.7%
Statoil ASA, 3.875%, 4/15/14	$1,000	$1,039,230

		$1,039,230

Retail — 0.7%
Home Depot, Inc., 5.25%, 12/16/13	$1,087	$1,133,064

		$1,133,064

Total Corporate Bonds & Notes (identified cost $10,240,850)		$10,727,756

Commercial Mortgage-Backed Securities — 44.2%

Security	Principal Amount (000’s omitted)	Value
BACM, Series 2003-2, Class A4, 5.061%, 3/11/41(1)	$3,385	$3,425,792
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	2,175	2,239,521
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	1,500	1,592,530
BACM, Series 2005-1, Class A5, 5.176%, 11/10/42(1)	1,916	2,084,440
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	97	96,921
BSCMS, Series 2003-T10, Class A2, 4.74%, 3/13/40	660	659,940
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(1)	1,238	1,282,320
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(1)	177	178,093
CGCMT, Series 2004-C1, Class A4, 5.36%, 4/15/40(1)	1,030	1,078,070
CGCMT, Series 2004-C2, Class A5, 4.733%, 10/15/41	1,300	1,377,691

Security	Principal Amount (000’s omitted)	Value
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	$766	$767,659
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	2,250	2,262,845
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36(1)	2,200	2,248,602
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(1)	1,475	1,537,773
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(1)	2,595	2,731,810
CSFB, Series 2004-C4, Class A5, 4.514%, 10/15/39	922	934,716
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(2)	1,000	1,069,140
GCCFC, Series 2003-C1, Class D, 4.29%, 7/5/35(2)	1,250	1,258,979
GECMC, Series 2003-C2, Class A4, 5.145%, 7/10/37	1,024	1,032,889
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	907	928,247
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	1,260	1,304,289
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(1)	1,644	1,731,196
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	999	1,016,777
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	2,000	2,120,975
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(1)	3,375	3,552,619
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(1)	1,792	1,834,583
JPMCC, Series 2003-LN1, Class A2, 4.92%, 10/15/37(1)	3,500	3,548,389
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(1)	3,339	3,367,373
JPMCC, Series 2004-C1, Class A3, 4.719%, 1/15/38	1,000	1,026,845
JPMCC, Series 2004-CB8, Class A3, 4.007%, 1/12/39	69	69,453
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	991	1,011,311
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	1,150	1,177,054
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	392	393,811
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(1)	3,989	4,031,917
LB-UBS, Series 2004-C4, Class A4, 5.542%, 6/15/29(1)	2,000	2,117,310
MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(1)	202	201,714
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	365	365,825
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	1,246	1,261,282
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	1,154	1,184,694
MSC, Series 2003-T11, Class B, 5.292%, 6/13/41(1)	250	254,544
MSC, Series 2004-IQ7, Class A4, 5.397%, 6/15/38(1)	1,182	1,234,003
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(1)	2,380	2,488,033
WBCMT, Series 2003-C5, Class A2, 3.989%, 6/15/35	1,483	1,490,376
WBCMT, Series 2003-C7, Class A2, 5.077%, 10/15/35(1)(2)	300	305,121
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(1)	1,500	1,571,339
WBCMT, Series 2004-C12, Class A4, 5.307%, 7/15/41(1)	2,065	2,159,697

Total Commercial Mortgage-Backed Securities (identified cost $68,237,999)		$69,608,508

U.S. Treasury Obligations — 12.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 2.75%, 2/28/13	$20,000	$20,042,980

Total U.S. Treasury Obligations (identified cost $20,038,970)		$20,042,980

Call Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	42	$1,560.00	2/1/13	$105
S&P 500 Index	42	1,570.00	2/8/13	315
S&P 500 Index	42	1,575.00	2/16/13	630
S&P 500 Index	40	1,600.00	2/22/13	500
S&P 500 Index FLEX	42	1,560.00	2/6/13	43
S&P 500 Index FLEX	42	1,563.00	2/7/13	65
S&P 500 Index FLEX	42	1,570.00	2/12/13	328
S&P 500 Index FLEX	42	1,575.00	2/13/13	285
S&P 500 Index FLEX	40	1,590.00	2/20/13	484
S&P 500 Index FLEX	40	1,597.00	2/21/13	397
S&P 500 Index FLEX	40	1,605.00	2/25/13	524
S&P 500 Index FLEX	40	1,600.00	2/28/13	924

Total Call Options Purchased (identified cost $9,191)				$4,600

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	42	$1,325.00	2/1/13	$105
S&P 500 Index	42	1,335.00	2/8/13	420
S&P 500 Index	42	1,345.00	2/16/13	1,890
S&P 500 Index	40	1,365.00	2/22/13	4,400
S&P 500 Index	450	1,300.00	3/16/13	75,375
S&P 500 Index FLEX	42	1,320.00	2/6/13	1
S&P 500 Index FLEX	42	1,330.00	2/7/13	6
S&P 500 Index FLEX	42	1,335.00	2/12/13	147
S&P 500 Index FLEX	42	1,345.00	2/13/13	301
S&P 500 Index FLEX	40	1,360.00	2/20/13	2,153
S&P 500 Index FLEX	40	1,362.00	2/21/13	2,613
S&P 500 Index FLEX	40	1,365.00	2/25/13	4,509
S&P 500 Index FLEX	40	1,350.00	2/28/13	4,715

Total Put Options Purchased (identified cost $1,704,805)				$96,635

Short-Term Investments — 35.9%

U.S. Treasury Obligations — 12.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.078%, 4/25/13	$20,000	$19,997,340

Total U.S. Treasury Obligations (identified cost $19,996,403)		$19,997,340

Other — 23.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	$36,563	$36,563,340

Total Other (identified cost $36,563,340)		$36,563,340

Total Short-Term Investments (identified cost $56,559,743)		$56,560,680

Total Investments — 99.7% (identified cost $156,791,558)		$157,041,159

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	42	$1,490.00	2/1/13	$(46,200)
S&P 500 Index	42	1,500.00	2/8/13	(40,110)
S&P 500 Index	42	1,505.00	2/16/13	(40,110)
S&P 500 Index	40	1,525.00	2/22/13	(18,400)
S&P 500 Index FLEX	42	1,490.00	2/6/13	(60,001)
S&P 500 Index FLEX	42	1,493.00	2/7/13	(54,541)
S&P 500 Index FLEX	42	1,500.00	2/12/13	(50,487)
S&P 500 Index FLEX	42	1,505.00	2/13/13	(41,842)
S&P 500 Index FLEX	40	1,515.00	2/20/13	(34,565)
S&P 500 Index FLEX	40	1,522.00	2/21/13	(26,589)
S&P 500 Index FLEX	40	1,530.00	2/25/13	(22,375)
S&P 500 Index FLEX	40	1,525.00	2/28/13	(29,807)

Total Call Options Written (premiums received $265,539)				$(465,027)

Put Options Written — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	42	$1,395.00	2/1/13	$(105)
S&P 500 Index	42	1,405.00	2/8/13	(2,100)
S&P 500 Index	42	1,415.00	2/16/13	(6,825)
S&P 500 Index	40	1,440.00	2/22/13	(18,400)
S&P 500 Index FLEX	42	1,390.00	2/6/13	(73)
S&P 500 Index FLEX	42	1,400.00	2/7/13	(279)
S&P 500 Index FLEX	42	1,405.00	2/12/13	(1,994)
S&P 500 Index FLEX	42	1,415.00	2/13/13	(3,527)
S&P 500 Index FLEX	40	1,435.00	2/20/13	(14,092)
S&P 500 Index FLEX	40	1,437.00	2/21/13	(15,928)
S&P 500 Index FLEX	40	1,440.00	2/25/13	(21,874)
S&P 500 Index FLEX	40	1,425.00	2/28/13	(19,999)

Total Put Options Written (premiums received $225,440)				$(105,196)

Value
Other Assets, Less Liabilities — 0.7%	$1,063,480

Net Assets — 100.0%	$157,534,416

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

DDR	-	Developers Diversified Realty Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

GCCFC	-	Greenwich Capital Commercial Funding Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc., Trust

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)	Weighted average fixed-rate coupon that changes/updates monthly.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $2,633,240 or 1.7% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $7,566.

A summary of open financial instruments at January 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	120 U.S. Ultra-Long Treasury Bond	Long	$19,900,532	$18,783,750	$(1,116,782)

Written options activity for the fiscal year to date ended January 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,008	$612,514
Options written	3,396	2,080,710
Options exercised	(818)	(552,078)
Options expired	(2,598)	(1,650,167)

Outstanding, end of period	988	$490,979

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. The Portfolio also entered into certain options to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio purchases and sells U.S. Treasury futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased options	$101,235	$—
Equity Price	Written options	—	(570,223)

		$101,235	$(570,223)

Interest Rate	Futures contracts	$—	$(1,116,782)*

		$—	$(1,116,782)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$158,323,236

Gross unrealized appreciation	$1,319,900
Gross unrealized depreciation	(2,601,977)

Net unrealized depreciation	$(1,282,077)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$10,727,756	$—	$10,727,756
Commercial Mortgage-Backed Securities	—	69,608,508	—	69,608,508
U.S. Treasury Obligations	—	20,042,980	—	20,042,980
Call Options Purchased	1,550	3,050	—	4,600
Put Options Purchased	82,190	14,445	—	96,635
Short-Term Investments -
U.S. Treasury Obligations	—	19,997,340	—	19,997,340
Other	—	36,563,340	—	36,563,340
Total Investments	$83,740	$156,957,419	$—	$157,041,159

Liability Description
Call Options Written	$(144,820)	$(320,207)	$—	$(465,027)
Put Options Written	(27,430)	(77,766)	—	(105,196)
Futures Contracts	$(1,116,782)	$—	$—	$(1,116,782)
Total	$(1,289,032)	$(397,973)	$—	$(1,687,005)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013